Goodwill Other Assets and Other Intangible Assets ( Narratives) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	$ 404	$ 214	$ 202